Credit Suisse Securities (USA) LLC

Goldman, Sachs & Co.

UBS Securities LLC

c/o	Credit Suisse Securities (USA) LLC

Eleven Madison Avenue

New York, New York 10010-3629

November 14, 2006

Via Facsimile and EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Mr. Andrew Schoeffler Division of Corporation Finance

Re:	Registration Statement on Form S-1 of KBR, Inc. (Registration No. 333-133302)

Ladies and Gentlemen:

The undersigned, Credit Suisse Securities (USA) LLC, Goldman, Sachs & Co. and UBS Securities LLC, as the representatives of the several underwriters (the “Representatives”) of the offering pursuant to the above-captioned Registration Statement on Form S-1, hereby withdraw their request for the acceleration of effectiveness of the Registration Statement to 3:00 p.m., Eastern Standard Time, on November 14, 2006, as set forth in their letter dated November 10, 2006.

Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “Securities Act”), the Representatives hereby join in the request of the Company that the effective time of the Registration Statement be accelerated so that the Registration Statement becomes effective at 3:00 pm., Eastern Standard Time, on November 15, 2006 or as soon thereafter as practicable.

[Signatures on following page]

Sincerely, CREDIT SUISSE SECURITIES (USA) LLC

By:	/s/ DAVID CUNNINGHAM
Name: Title:	David Cunningham Director

/s/ GOLDMAN, SACHS & CO.
(Goldman, Sachs & Co.)

UBS SECURITIES LLC

By:	/s/ STEPHEN CRUISE
Name: Title:	Stephen Cruise Managing Director

By:	/s/ KRISTOFFEL MEULEN
Name: Title:	Kristoffel Meulen Associate Director

2